PAYROLL LIABILITY – PENSION	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Payroll Liability Pension
PAYROLL LIABILITY – PENSION

NOTE 5 – PAYROLL LIABILITY – PENSION

The company offers various pension plans to employee groups based on location of employment. Corporate office employees and guards have an option to participate in a 401K sponsored by the company with a matching program up to 5% of employee salary. Federal contracts have union agreements that define the pension calculation and due dates. It is the responsibility of the company to calculate the pension benefit amount each month and contribute the amount due to the plan designated. The pension balances due on March 31, 2023, and December 31, 2022, for all plans were $281,582 and $453,965 respectively.

NOTE 5 – PAYROLL LIABILITY – PENSION

The company offers various pension plans to employee groups based on location of employment. Corporate office employees and guards have an option to participate in a 401K sponsored by the company with a matching program up to 5% of employee salary. Federal contracts have union agreements that define the pension calculation and due dates. It is the responsibility of the company to calculate the pension benefit amount each month and contribute the amount due to the plan designated. The pension balances due on December 31, 2022, and 2021 for all plans was $453,965 and $616,579 respectively.